Employee compensation and benefits - Director's emoluments (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Director Emoluments [Line Items]
Fees	£ 1,410,000	£ 1,525,000	£ 1,256,000
Salaries and other emoluments	2,294,000	3,569,000	2,321,000
Annual incentives	979,000	694,000	576,000
Long-term incentives	779,000	511,000	727,000
Directors' emoluments	5,462,000	6,299,000	4,880,000
Annual incentives, cash	489,285,000	346,959,000
Annual incentives, restricted shares	489,285,000	346,959,000
Long-term incentives, cash	380,893,000	274,177,000
Long-term incentives, restricted shares	398,162,000	237,259,000
Net defined benefit liability (asset)	48,000,000	142,000,000
Employer contributions	42,000,000	37,000,000	36,000,000
Loss of employment expense	£ 600,000	2,091,617
Director
Director Emoluments [Line Items]
Award vesting period	3 years
Vesting percentage	33.00%
Retention period	6 months
Highest paid Director
Director Emoluments [Line Items]
Salaries and other emoluments	£ 1,641,000	1,399,000	1,392,000
Annual incentives	859,000	558,000	417,000
Long-term incentives	677,000	390,000	677,000
Directors' emoluments	3,177,000	2,347,000	£ 2,486,000
Annual incentives, cash	429,285	279,225
Annual incentives, restricted shares	429,285	279,225
Long-term incentives, cash	330,687	209,492
Long-term incentives, restricted shares	£ 345,818	180,147
Award vesting period	3 years
Vesting percentage	33.00%
Retention period	6 months
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan	£ 394,334,000	396,363,000
Net defined benefit liability (asset)	4,286,951,000	5,387,505,000
Employer contributions	£ 0	£ 0